Debt, Senior Notes Outstanding (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2025 MXN ($)	Sep. 30, 2025 EUR (€)	Jul. 08, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Outstanding senior notes [Abstract]
Borrowings	$ 550,176,128			$ 567,585,631
Global Pesos Notes [Member]
Outstanding senior notes [Abstract]
Borrowings	$ 70,000,000		$ 15,500,000
Senior Notes [Member]
Outstanding senior notes [Abstract]
Borrowings | €		€ 650,000,000
Debt instrument coupon rate of interest	3.00%	3.00%
Borrowings maturity	September 2030
U.S. Dollars [Member]
Outstanding senior notes [Abstract]
Borrowings	$ 175,547,224			183,421,882
Mexican Pesos [Member]
Outstanding senior notes [Abstract]
Borrowings	125,279,662			120,204,796
Euros [Member]
Outstanding senior notes [Abstract]
Borrowings	97,674,358			84,568,592
Pound Sterling [Member]
Outstanding senior notes [Abstract]
Borrowings	54,377,641			55,827,006
Brazilian Reais [Member]
Outstanding senior notes [Abstract]
Borrowings	29,378,267			32,731,458
Japanese Yen [Member]
Outstanding senior notes [Abstract]
Borrowings	1,615,771			1,674,427
Chilean Pesos [Member]
Outstanding senior notes [Abstract]
Borrowings	$ 3,771,054			$ 3,907,036